Filed with the Securities and Exchange Commission on April 24, 2018

Securities Act of 1933 File No. 333-141120

Investment Company Act of 1940 File No. 811-22027

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 187	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 189	[X]

(Check Appropriate Box or Boxes)

FUNDVANTAGE TRUST

(Exact Name of Registrant as Specified in Charter)

301 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (856) 528-3500

Joel L. Weiss

JW Fund Management LLC

100 Springdale Road, Suite A3-416

Cherry Hill, NJ 08003

(Name and Address of Agent for Service)

Copies to:

Joseph V. Del Raso, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[_]       immediately upon filing pursuant to paragraph (b)

[X]       on April 30, 2018 pursuant to paragraph (b)

[_]       60 days after filing pursuant to paragraph (a)(1)

[_]       on (date) pursuant to paragraph (a)(1)

[_]       75 days after filing pursuant to paragraph (a)(2)

[_]       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory note

This Post-Effective Amendment No. 187 to the Registrant's Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until April 30, 2018, the effectiveness of the registration statement filed in Post-Effective Amendment No. 182 on February 2, 2018, pursuant to paragraph (a) of Rule 485 under the 1933 Act, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 186 to the Trust's Registration Statement, as filed on April 13, 2018. This Post-Effective Amendment No. 187 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 182.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 187 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 187 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 24th day of April, 2018.

FUNDVANTAGE TRUST

By:	/s/ Joel Weiss
Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 187 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	April 24, 2018
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	April 24, 2018
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*	Trustee	April 24, 2018
Nicholas M. Marsini, Jr.

/s/ Nancy B. Wolcott*	Trustee	April 24, 2018
Nancy B. Wolcott

/s/ Stephen M. Wynne*	Trustee	April 24, 2018
Stephen M. Wynne

/s/ T. Richard Keyes	Treasurer and CFO	April 24, 2018
T. Richard Keyes

/s/ Joel Weiss	President and CEO	April 24, 2018
Joel Weiss

* By:	/s/ Joel Weiss
Joel Weiss
Attorney-in-Fact